Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Other Disclosures
Summary of transactions with related parties

	Year ended or as of December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Purchase of services from NB	85	85	83
Danish Legal Services	1,454	1,377	560
Consulting Services	188	202	—
Amounts owed to related parties (excluding VAT)	283	723	217
Amounts owed by related parties	—	—	—